COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2012
COMMITMENTS [Abstract]
Scheduled Rent

The Company entered into a three year lease for approximately 3,800 square feet of office space in Clarence, NY, which commenced September 1, 2011. Scheduled rent remaining as of September 30, 2012 is as follows:

2012	$8,750
2013	$37,833
2014	$28,000